Note 13 - Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets, Valuation Allowance, Total		$ 0
Unrecognized Tax Benefits, Ending Balance	$ 0	$ 0
Open Tax Year	2018 2019 2020 2021